UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to: Olivia P. Adler Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH BOND FUND

		Schedule of Investments
		December 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

CORPORATE BONDS - 90.30%

Mortgage-Backed Obligations
106,000	Celebration Church, 7.4%, 10/15/2016	107,866	4.30%
110,000	Celebration Church, 7.8%, 04/15/2021	115,390	4.60%
100,000	City View Christian, 7.6%, 09/15/2019	103,080	4.11%
123,000	City View Christian, 7.70%, 03/15/2022	127,846	5.10%
118,000	City View Christian, 7.70%, 09/15/2021	122,696	4.89%
132,000	City View Christian, 7.8%, 03/15/2024	138,679	5.53%
138,000	City View Christian, 7.80%, 09/15/2025	145,355	5.80%
124,000	E Memorial Baptist, 7.8%, 04/15/2026	126,691	5.05%
32,000	E Memorial Baptist, 7.8%, 10/15/2025	32,691	1.30%
200,000	Friendship West, 7.4%, 06/15/2017	198,860	7.93%
100,000	Friendship West, 7.6%, 06/15/2018	100,760	4.02%
100,000	New Jerusalem, 7.5%, 02/05/2031	102,840	4.10%
54,000	New Jerusalem, 7.5%, 08/05/2029	55,409	2.21%
146,000	New Jerusalem, 7.5%, 02/05/2029	149,694	5.97%
112,000	New Jerusalem, 7.50%, 02/05/2027	114,576	4.57%
44,000	North Hills Baptist, 7.2%, 05/15/2016	44,352	1.77%
46,000	North Hills Baptist, 7.2%, 05/15/2017	46,087	1.84%
41,000	North Hills Baptist, 7.2%, 11/15/2015	41,279	1.65%
45,000	North Hills Baptist, 7.2%, 11/15/2016	45,131	1.80%
40,000	Old Bridge U M C, 7.90%, 09/24/2023	40,036	1.60%
68,000	San Bernardino, 8.3%, 03/15/2024	70,632	2.82%
73,000	San Bernardino, 8.30%, 09/15/2025	75,978	3.03%
78,000	Truth Living Min, 7.8%, 03/15/2024	77,290	3.08%
81,000	Truth Living Min, 7.8%, 09/15/2024	80,295	3.20%

	Total Corporate Bonds (Cost $ 2,211,000)	2,263,514	90.30%

SHORT TERM INVESTMENTS - 7.17%

Money Market Funds
177,989	Fifth Third Institutional Money Market - 4.02%*	177,989	7.17%
	(Cost $177,989)

Total Investments - (Cost $2,388,989)		$ 2,441,503	98.30%

Other Assets Less Liabilities		42,227	1.70%

Net Assets		$ 2,483,730	100.00%

* Variable Rate Security at December 31, 2005

NOTES TO FINANCIAL STATEMENTS
Capstone Church Bond Fund
1. SECURITY TRANSACTIONS
At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,388,989 amounted to $52,514, which consisted of aggregate gross unrealized appreciation of
$55,069 and aggregate gross unrealized depreciation of $2,555.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 1, 2006

By /s/Carla Homer

* Carla Homer

  Treasurer

Date March 1, 2006

* Print the name and title of each signing officer under his or her signature.